Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 7,029	£ 4,235	£ 4,566
Other income	31	99	114
Other comprehensive income/(oss)	(395)	(561)	248
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	214	(106)
Other income	(91)	245
Other comprehensive income/(oss)	(1)	60
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	122	199
Significant unobservable inputs (Level 3) [member] | Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(1)
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(1)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(91)	(459)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(91)	(459)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	0
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	20	64
Other income	(1)	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	19	64
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(114)	(57)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(114)	(57)
Trading portfolio assets [member] | Trading portfolio liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	5,342	2,941	£ 3,292
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	399	346
Other income	(89)	246
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	310	592
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income/(oss)	(1)	60
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (1)	£ 60